Provisions - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 ARS ($)
Provisions [abstract]
Estimate Of Undiscounted Claims That Arise From Contracts Contingnet Liabilities	$ 34,801
Estimated Actual ClaimsThat Arise From Contracts Results To Outflow Of Funds Contingent Liabilities	$ 3,669
Liabilities For Incurred Claims Arise That Arise From Contracts For Next Fiscal Year	12 months